UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ___

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Bellatore Financial, Inc.
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Address: 333 W. San Carlos Street, Suite 1625
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         San Jose, CA 95110
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Form 13F File Number: 28-13398
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Al Steele
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Title:   Chief Executive Officer
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Phone:   408-998-7700
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Signature, Place, and Date of Signing:

      /s/ Al Steele                  San Jose, CA                    2-12-2010
---------------------------   --------------------------          --------------
       [Signature]                   [City, State]                     [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number          Name

          28-
             -----------------          ----------------------------------------
          [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 50
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Form 13F Information Table Value Total:              $83,207.59
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.      Form 13F File Number         Name

                 28-
        -----       -----------------------   ----------------------------------

        [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                               TITLE OF                VALUE      SHARES    SH/       PUT/  INVSTMT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER          CLASS     CUSIP       (X $1000)   PRN AMT    PRN       CALL  DSCRETN   MANAGERS   SOLE  SHARED   NONE
       --------------          -----     -----       ---------   -------    ---       ----  -------   --------   ----  ------   ----
CHEVRON CORP                   Common    166764100   $   438.54    5696                      SOLE                               NONE
EXXON MOBIL                    Common    30231G102   $   461.37    6766                      SOLE                               NONE
FLEXPOINT SENSOR SYSTEMS INC   Common    33938W206   $    11.18   43000                      SOLE                               NONE
ISCO INTL INC                  Common    46426P103   $     0.03   38300                      SOLE                               NONE
iShares Barclays Aggregate
  Bond                         Common    464287226   $ 5,905.62   57231                      SOLE                               NONE
iShares iBoxx $ High Yield
  Corporate Bd                 Common    464288513   $   915.29   10420                      SOLE                               NONE
iShares iBoxx $ Invest Grade
  Corp Bond                    Common    464287242   $ 1,296.67   12450                      SOLE                               NONE
ISHARES MSCI EAFE INDEX
  FUND (ETF)                   Common    464287465   $ 5,407.79   97826                      SOLE                               NONE
ISHARES RUSSELL 1000 GROWTH
  INDEX FUND (ET               Common    464287614   $ 2,414.86   48443                      SOLE                               NONE
iShares Russell 2000
  Value Index                  Common    464287630   $ 1,336.82   23033                      SOLE                               NONE
iShares S&P MidCap 400
  Value Index                  Common    464287705   $ 1,658.05   25145                      SOLE                               NONE
ISHARES S&P MIDCAP 400 GROWTH
  INDEX FUND                   Common    464287606   $ 2,357.18   30333                      SOLE                               NONE
ISHARES SILVER TRUST           Common    46428Q109   $ 1,526.70   92309                      SOLE                               NONE
ISHARES TR HIGH YLD CORP       Common    464288513   $   300.76    3424                      SOLE                               NONE
ISHARES TR  MSCI VAL IDX       Common    464288877   $ 5,288.37  105053                      SOLE                               NONE
ISHARES TR INDEX
  BARCLYS 1-3 YR               Common    464287457   $   404.68    4878                      SOLE                               NONE
ISHARES TR INDEX BARCLYS
  TIPS BD                      Common    464287176   $ 5,642.29   54305                      SOLE                               NONE
ISHARES TR MSCIEMERGING MKTS
  INDEXFD                      Common    464287465   $   313.35    7551                      SOLE                               NONE
ISHARES TR INDEX  MSCI
  EMERG MKT                    Common    464287234   $ 2,346.53   56543                      SOLE                               NONE
ISHARES TR INDEX S&P
  SMLCAP 600                   Common    464287804   $ 2,205.65   40308                      SOLE                               NONE
NYVATEX OIL CORP COM           Common    670794106   $     0.21   30000                      SOLE                               NONE
PACIFIC CAP BANCORP            Common    69404P101   $    24.00   25000                      SOLE                               NONE
VG FTSE ALLWD US ETF           Common    922042775   $ 1,308.61   30007                      SOLE                               NONE
POWERSHARES FTSE RAFI US 1500
  SMALL-MID PO                 Common    73935X567   $ 1,237.39   24435                      SOLE                               NONE
POWERSHARES QQQ TRUST          Common    73935A104   $   319.93    6993                      SOLE                               NONE
PROCTER & GAMBLE CO            Common    742718109   $ 2,441.95   40276                      SOLE                               NONE
PRO-DEX INC COLO               Common    74265M106   $     5.05   10000                      SOLE                               NONE
RF MICRODEVICES INC            Common    749941100   $    81.09   17000                      SOLE                               NONE
RYDEX S&P EQUAL WEIGHT (ETF)   Common    78355W106   $ 3,579.49   90551                      SOLE                               NONE
SPDR S&P 500 ETF               Common    78462F103   $ 2,247.90   20171                      SOLE                               NONE
SELECT SECTOR SPDR TR SBI
  CONS STPLS                   Common    81369Y308   $   792.94   29956                      SOLE                               NONE
SPDR Barclays Capital
  Municipal Bond               Common    78464A458   $   582.31   25675                      SOLE                               NONE
SPDR GOLD SHARES               Common    78463V107   $ 3,301.08   30762                      SOLE                               NONE
SPDR INDEX SHS FDS S&P
  INTL SMLCP                   Common    78463X871   $   219.79    8677                      SOLE                               NONE
SPDR SERIES TRUST  BRCLYS
  INTL ETF                     Common    78464A516   $   367.18    6461                      SOLE                               NONE
SPDR SERIES TRUST BRCLYS
  YLD ETF                      Common    78464A417   $   760.48   19595                      SOLE                               NONE
ULTIMATE ESCAPES INC           Common    90385N105   $    39.59   10700                      SOLE                               NONE
ULTIMATE SPORTS INC            Common    90385W204   $    28.19  156630                      SOLE                               NONE
VANGUARD BD INDEX FD INC
  SHORT TRM BOND               Common    921937827   $ 4,890.28   61482                      SOLE                               NONE
VANGUARD BD INDEX FD INC
  TOTAL BND MRKT               Common    921937835   $   509.11    6478                      SOLE                               NONE
VANGUARD INTL EQUITY INDEXFD
  INC FTSE ALL                 Common    922042718   $ 1,531.81   35125                      SOLE                               NONE
VANGUARD INDEX FDS GROWTH ETF  Common    922908736   $   962.14   18133                      SOLE                               NONE
VANGUARD INDEX FDS REIT ETF    Common    922908553   $   233.99    5230                      SOLE                               NONE
VANGUARD INDEX FDS SM
  CP VAL ETF                   Common    922908611   $ 2,948.35   54118                      SOLE                               NONE
VANGUARD INDEX FDS SMALL
  CP ETF                       Common    922908751   $   459.20    8007                      SOLE                               NONE
VANGUARD INDEX FDS STK MRK ETF Common    922908769   $ 5,974.40  105986                      SOLE                               NONE
VANGUARD INDEX FDS VALUE ETF   Common    922908744   $ 4,739.04   99247                      SOLE                               NONE
VIEW SYSTEMS INC COM NEW       Common    926706201   $    36.01  450100                      SOLE                               NONE
WHITNEY HLDG CORP COM          Common    966612103   $   194.95   21400                      SOLE                               NONE
WISDOMTREE TRUST INTL
  SMCAP DIV                    Common    97717W760   $ 1,628.69   36371                      SOLE                               NONE
POWERSHARES EMERGING           Common    73936T573   $ 1,530.70   60443                      SOLE                               NONE